Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following summarizes the changes in goodwill:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Balance at beginning of year	$1,489.1	$1,475.0
Foreign currency translation	(6.1)	5.2
Business acquisitions	19.7	8.6
Historical corrections (1)	(49.4)	0.3
Balance at end of year	$1,453.3	$1,489.1

(1)
As a result of the 2011 correction of an immaterial error in prior periods related to BRI, goodwill decreased $55.7 million. See Note 4, "Investments" under the "Brewers' Retail Inc." sub-heading for further discussion. In addition, as a result of a fixed asset count performed in Canada, goodwill was increased by $6.3 million for the assets identified as not present as of the Merger date. See Note 11, "Properties," for further discussion.

Goodwill was allocated between our segments as follows:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Canada	$689.5	$748.6
United Kingdom	746.1	731.4
MCI	17.7	9.1
Consolidated	$1,453.3	$1,489.1

The following table presents details of our intangible assets, other than goodwill, as of December 31, 2011:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$316.9	$(179.0)	$137.9
Distribution rights	2 - 23	342.0	(234.0)	108.0
Patents and technology and distribution channels	3 - 10	34.9	(28.9)	6.0
Land use rights and other	2 - 42	6.5	(0.8)	5.7
Intangible assets not subject to amortization:
Brands	Indefinite	3,322.4	—	3,322.4
Distribution networks	Indefinite	990.5	—	990.5
Other	Indefinite	15.5	—	15.5
Total		$5,028.7	$(442.7)	$4,586.0
The following table presents details of our intangible assets, other than goodwill, as of December 25, 2010:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$297.3	$(159.6)	$137.7
Distribution rights	2 - 23	345.8	(221.6)	124.2
Patents and technology and distribution channels	3 - 10	34.6	(25.5)	9.1
Land use rights and other	2 - 42	6.2	(0.1)	6.1
Intangible assets not subject to amortization:
Brands	Indefinite	3,359.2	—	3,359.2
Distribution networks	Indefinite	1,003.3	—	1,003.3
Other	Indefinite	15.5	—	15.5
Total		$5,061.9	$(406.8)	$4,655.1
The change in the gross carrying amounts of intangibles from December 25, 2010, to December 31, 2011, is primarily due to the impact of foreign exchange rate fluctuations, as a significant amount of intangibles are denominated in foreign currencies, slightly offset by the 2011 acquisition of Sharp's Brewery Ltd. in the U.K. ($20.4 million).
Based on foreign exchange rates as of December 31, 2011, the estimated future amortization expense of intangible assets is as follows:

Fiscal Year	Amount
(In millions)
2012	$34.6
2013	$33.7
2014	$33.7
2015	$31.1
2016	$34.1
Amortization expense of intangible assets was $40.1 million, $42.7 million, and $40.5 million for the years ended December 31, 2011, December 25, 2010, and December 26, 2009, respectively, and is presented within Marketing, general and administrative expenses.
We are required to perform goodwill and indefinite-lived intangible asset impairment tests on at least an annual basis and more frequently in certain circumstances. We performed the required annual impairment testing as of June 26, 2011, the first day of the third quarter, and determined that there were no impairments of goodwill or other indefinite-lived intangible assets. There were no impairment losses recognized during the fiscal years 2011 or 2010.

Through our annual impairment testing in 2011, it was determined that the fair value of our China reporting unit, included in MCI, was not significantly in excess of its carrying value (of which $9.6 million is goodwill as of December 31, 2011). In the fifteen months since our investment, the performance of MC Si'hai (included in our China reporting unit) did not meet our expectations due to delays in executing our business plans. While we continue to work at resolving the delays, no guarantee can be made that our efforts will be successful. As a consequence, the fair value of our China reporting unit only exceeded its carrying value by4% and a future goodwill impairment charge related to the China reporting unit may be required.
We use a combination of discounted cash flow analyses and evaluations of values derived from earnings multiples of comparable public companies and market comparable transactions to determine the fair value of reporting units. Our cash flow projections are based on various long-range financial and operational plans of the Company. In 2011, the discount rate used for fair value estimates for reporting units was 9.0% for Canada, 9.5% for the U.K. and 16% for China. These rates are based on weighted average cost of capital, driven by, among other factors, the prevailing interest rates in geographies where these businesses operate, as well as the credit ratings and financing abilities and opportunities of each reporting unit. We use an excess earnings approach to determine the fair values of our indefinite-lived intangible assets. Discount rates used for testing of indefinite-lived intangibles ranged from 9% to 15%. These rates largely reflect the rates for the overall reporting unit valuations, with some level of premium associated with the specificity of the intangibles themselves. Our reporting units operate in relatively mature beer markets, where we are reliant on a major brand for a high percentage of sales. Changes in the factors used in the estimates, including declines in industry or company-specific beer volume sales, margin erosion, termination of brewing and/or distribution agreements with other brewers, and discount rates used, could have a significant impact on the fair values of the reporting units and, consequently, may result in goodwill or indefinite-lived intangible asset impairment charges in the future.
Regarding definite-lived intangibles, we continuously monitor the performance of the underlying asset for potential triggering events suggesting an impairment review should be performed. No such triggering events were identified in 2011.